Acquisition of Subsidiaries: Xnergy, Inc. and Subsidiary acquisition (Details) (USD $)	Sep. 07, 2011
Details
Acquisition of Xnergy, Inc. (shares)	1,011,095
Acquisition of Xnergy, Inc. (share value)	$ 7,740,000
Acquisition of Xnergy, Inc., fair value of assets acquired	$ 14,158,999